Lease Agreements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Leases [Abstract]
Schedule of operating lease right-of-use assets and operating lease liabilities

	June 30, 2022	June 30, 2021
Right of use assets:
Operating right of use assets	$179,512	$208,051

Operating lease liabilities
Current portion of leases payable	80,096	152,824
Leases payable, less current portion	99,416	55,227
Total operating lease liabilities	$179,512	$208,051

Schedule of operating lease maturities

Period ending June 30,
2023	$80,096
2024	76,229
2025	23,187

$179,512

Schedule of under financing lease agreements

	September 30, 2022	June 30, 2022
Right-of-use assets:
Operating right-of-use assets	$159,791	$179,512
Operating lease liabilities:
Current portion of long term payable	80,867	80,096
Financing leases payable, less current portion	78,924	99,416

Total operating lease liabilities	$159,791	$179,512

Schedule of financing lease maturities

Period ending September 30,
2023	$ 80,867
2024	66,544
2025	12,380
$159,791